Capital resources (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Shareholders' equity (excluding non-controlling interests)
Shareholders' equity	£ 37,157	£ 36,488
Capital resources under the Prudential Regulation Authority requirements
Shareholders' equity (excluding non-controlling interests)
Shareholders' equity	37,157	36,488
Other equity instruments	(3,890)	(3,890)
Shareholders' equity (excluding non-controlling interests)	33,267	32,598
Regulatory adjustments and deductions
Own credit	(10)	(58)
Defined benefit pension fund adjustment	(143)	(227)
Cash flow hedging reserve	1,899	2,771
Deferred tax assets	(979)	(912)
Prudential valuation adjustments	(279)	(275)
Goodwill and other intangible assets	(7,614)	(7,116)
Foreseeable ordinary dividends	(1,013)	(967)
Adjustment for trust assets	(365)	(365)
Foreseeable charges	(525)	(800)
Adjustment under IFRS 9 transitional arrangements	202	361
Insufficient coverage for non-performing exposures	0	(18)
Total regulatory adjustments and deductions	(8,827)	(7,606)
CET1 capital	24,440	24,992
Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	3,875	3,875
AT1 capital	3,875	3,875
Tier 1 capital	28,315	28,867
Qualifying Tier 2 capital
Qualifying instruments and related share premium	5,189	4,953
Qualifying instruments issued by subsidiaries and held by third parties	0	82
Other regulatory adjustments	128	18
Tier 2 capital	5,317	5,053
Total regulatory capital	£ 33,632	£ 33,920
Minimum pillar 1 capital ratio	8.00%
Minimum tier 1 component ratio	4.50%